Equity - Foreign currency translation reserve (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 27, 2026	Jun. 28, 2025
Balance at beginning of period	$ 5,289	$ 5,265
Balance at end of period	5,180	5,536
Reserve of exchange differences on translation
Balance at beginning of period	(341)	(520)
Exchange (loss)/gain on translation of foreign operations	(45)	261
Exchange gain/(loss) arising on hedging instruments	25	(68)
Balance at end of period	$ (361)	$ (327)